Costs and Estimated Earnings on Uncompleted Contracts (Tables)	12 Months Ended
Dec. 31, 2013
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Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consist of (in millions):

	December 31,
	2013	2012
Costs incurred on uncompleted contracts	$7,608	$5,731
Estimated earnings	3,553	3,160

	11,161	8,891
Less: Billings to date	11,393	8,855

	$(232)	$36

Costs and estimated earnings in excess of billings on uncompleted contracts	$1,539	$1,225
Billings in excess of costs and estimated earnings on uncompleted contracts	(1,771)	(1,189)

	$(232)	$36